Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Discount of the projected benefit obligation at present value	10.70%	9.70%	10.20%
Salary increase	6.20%	5.30%	6.00%
Remaining labor life	16 years 4 months 24 days	15 years 10 months 24 days	15 years 8 months 12 days
Inflation	4.20%	3.80%	5.80%